Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 16, 2021	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Cash underwriting discount			$ 4,500,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Partially exercised additional units	3,000,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriter fees		$ 100,000	$ 100,000
Underwriting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Shares issued		3,300,000	3,300,000
Cash underwriting discount		$ 4,400,000	$ 4,400,000